Asset Retirement Obligations	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 8—Asset Retirement Obligations

Changes in the asset retirement obligations (“ARO”) were as follows (in thousands):

	December 31, 2024	December 31, 2023
Balance at beginning of period	$84,166	$68,481
Accretion expense	5,259	4,175
Revisions to estimates	1,616	16,290
Obligations settled	(5,871)	(4,780)
Balance at end of period	$85,170	$84,166

The portion of costs expected to be paid within a year as of December 31, 2024 is $13.0 million. The portion of costs expected to be incurred beyond one year as of December 31, 2024 is $72.1 million. There were no assets that were legally restricted for purposes of settling asset retirement obligations at December 31, 2024. Alabama's regulatory framework technically allows for self-bonding. However, as a practical matter, due to the onerous regulatory requirements for self-bonding, mining companies in Alabama utilize surety bonds, collateral bonds, or letters of credit to meet their financial assurance requirements. At December 31, 2024, the Company had outstanding surety bonds and letters of credit with parties for post-mining reclamation at all of its mining operations totaling $50.6 million, and $7.7 million for miscellaneous purposes.

For the years ended December 31, 2024 and December 31, 2023, the change to the liability was primarily attributable to the net impact of changes in discount rates, changes in the timing of scheduled reclamation and current estimates of the costs and scope of remaining reclamation work. For the years ended December 31, 2024 and December 31, 2023, $0.2 million or $0.01 per share and $0.3 million or $0.01 per share, respectively, of the adjustment to the liability was reflected as expense in the period because there was no asset recorded to offset the adjustment to the respective liability. This portion of the liability relates to operations that were idle at the time of purchase accounting for the acquisition of certain assets in 2016 and no value was attributed to any asset as an offset for the asset retirement obligation.